MARKETABLE SECURITIES AND ACCRUED INTEREST	12 Months Ended
Dec. 31, 2017
Marketable Securities and Accrued Interest [Abstract]
Marketable Securities and Accrued Interest Disclosure [Text Block]
NOTE 4:-	MARKETABLE SECURITIES AND ACCRUED INTEREST

The following is a summary of available-for-sale marketable securities:

	December 31, 2016
	Amortized	Unrealized	Unrealized	Fair
	cost	gains	losses	Value

Corporate bonds:
Maturing within one year	$6,479	$4	$(5)	$6,478
Maturing between one to three years	29,602	32	(94)	29,540
Accrued interest	300	-	-	300

	$36,381	$36	$(99)	$36,318

	December 31, 2017
	Amortized	Unrealized	Unrealized	Fair
	cost	gains	losses	Value

Corporate bonds:
Maturing within one year	$6,883	$-	$(9)	$6,874
Maturing between one to two years	20,510	10	(45)	20,475
Accrued interest	213	-	-	213

	$27,606	$10	$(54)	$27,562

These investments were issued by highly rated corporations. Accordingly, it is expected that the securities would not be settled at a price less than the amortized cost of the Group's investment. As of December 31, 2016 and 2017, the Group did not have any investment in marketable securities that were in an unrealized loss position for a period of twelve months or greater. Since the Group had the ability and intent to hold these investments until an anticipated recovery of fair value, which may be until maturity, the Group did not consider these investments to be other-than-temporarily impaired as of December 31, 2016 and 2017. Unrealized gains (losses) are valued using alternative pricing sources and models utilizing observable market inputs.